TAX LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Tax Liabilities

	As of December 31,
	2025	2024
Current
VAT payable	21,515	20,870
Personal properties tax accrual	3,450	1,736
Wage withholding taxes	2,597	3,044
Sales taxes payable	1,682	1,648
Supplier withholding income taxes	1,661	7,022
Other	2,300	2,596
TOTAL	33,205	36,916